Derivative liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivative Liability balance at December 31,	$ 0	$ 749,600	$ 749,600
Reclass of derivative	40,442,518	(749,200)
Change in fair value of derivative liabilities	0	(400)	400	$ 530,716
Derivative Liability balance at June 30,	40,442,518	0	0	749,600
Derivative Liabilities Fair Value			(400)	(530,716)
Derivative liability	$ 40,400,000	$ 750,000	0	749,600
Other Expense [Member]
Derivative liability			0	529,537
Change During Period Fair Values Disclosures [Member]
Derivative liability			$ 400	$ 1,179